ACQUISITION - Qihuang Huizhi (Details) - CNY (¥)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Acquisition
Goodwill acquired		¥ 997,123	¥ 1,512,081
Qihuang Huizhi
Acquisition
Percentage of equity interest acquired	65.00%	65.00%
Cash consideration	¥ 650,000
Goodwill acquired	¥ 997,123